INCOME TAXES - Summary of Unrecognized Tax Benefit (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Unrecognized tax benefits beginning balance	¥ 238,858,630	¥ 202,915,367
Increases - tax positions in the current period	25,680,473	74,057,733
Decreases - tax positions in prior period	(17,903,791)	(38,114,470)
Unrecognized tax benefits - ending balance	¥ 246,635,312	¥ 238,858,630